UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
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Address:   360 Madison Avenue
           --------------------------------------------------
           21st Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Co-President
           --------------------------------------------------
Phone:     (212) 450-8070
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein         New York, New York          02/14/13
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                           0
                                                -------------
Form 13F Information Table Entry Total:                   13
                                                -------------
Form 13F Information Table Value Total:
                                                    $161,800
                                                -------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
1ST UNITED BANCORP INC FLA         COM       33740N105   18,846  3,015,318 SH          SOLE             3,015,318

BANCORP INC DEL                    COM       05969A105   18,167  1,655,994 SH          SOLE             1,655,994

BANK COMM HLDGS                    COM       06424J103      414     90,000 SH          SOLE                90,000

BCSB BANCORP INC                   COM       055367106    1,917    135,000 SH          SOLE               135,000

BRIDGE CAP HLDGS                   COM       108030107   22,302  1,433,304 SH          SOLE             1,433,304

CNB FINL CORP PA                   COM       126128107   12,442    759,581 SH          SOLE               759,581

FIRST MERCHANTS CORP               COM       320817109   20,939  1,411,000 SH          SOLE             1,411,000

PROVIDENT NEW YORK BANCORP         COM       744028101   22,800  2,448,980 SH          SOLE             2,448,980

SOUTHERN MO BANCORP INC            COM       843380106    4,949    220,451 SH          SOLE               220,451

STATE BK FINL CORP                 COM       856190103   11,910    750,000 SH          SOLE               750,000

TERRITORIAL BANCORP INC            COM       88145X108    8,192    358,500 SH          SOLE               358,500

WASHINGTON BKG CO OAK HBR WA       COM       937303105   12,351    906,800 SH          SOLE               906,800

WASHINGTONFIRST BANKSHARES, INC.   COM       940730104    6,572    602,897 SH          SOLE               602,897

